DEPOSITS (Details 1) $ in Thousands	Dec. 31, 2015 USD ($)
Banking and Thrift [Abstract]
2016	$ 172,931
2017	17,972
2018	6,056
2019	6,237
2020	8,090
Thereafter	10
Total	$ 211,296